Investment in Associated Companies (Schedule of Dividends Received) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment In Associated Companies Schedule Of Dividends Received Details
From associated companies	$ 382	$ 743	$ 4,487